Guarantee commitments to third parties and contingent liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item employee case	Dec. 31, 2018 USD ($)
Guarantee commitments to third parties and other contingent assets and liabilities
Bank guarantees commitments to third parties	$ 17,260	$ 14,427
Statutory maximum penalty per day per violation of standard provisions	$ 93,750
Asbestos-related claims
Guarantee commitments to third parties and other contingent assets and liabilities
Number of employees | employee	96
Number of case closed | case	75
Number of claims pending | item	21
Number of faute inexcusable | item	12
Number of grave cases | case	3
Bond to guarantee civil financial responsibility	$ 1,166